UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07813
                                                    ----------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Eric J. Godes
                              Kobren Insight Funds
                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-456-2736
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
K O B R E N                      KOBREN INSIGHT MANAGEMENT, INC.
  [LOGO]                                KOBREN GROWTH FUND
I N S I G H T     --------------------------------------------------------------
F  U  N  D  S     SEMI-ANNUAL REPORT                               JUNE 30, 2006
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS

DURING TURBULENT TIMES,
KEEP YOUR PERSPECTIVE

Watching my hometown Boston Red Sox a few weeks ago as they won their 12th game in a row, I was struck by how the players interviewed after the game sounded the same theme: "It's a long season and we try not to get too high when we are winning, and not too low in a losing streak." Those are words investors should also live by -- yet they often do just the opposite.

[PHOTO OF ERIC M. KOBREN]

      Heading into this year, on the heels of a strong fourth quarter of 2005,investor sentiment was a bullish extreme. So in my MESSAGE in our 2005 Annual Report, I "countered" with my list of concerns for 2006; first and foremost that the "inflation dragon "had not yet been slain, which meant higher inflation and higher interest rates to come. And I concluded that it would likely be a year of subpar returns for both stock and bond funds.

DID THE WORLD REALLY CHANGE ON MAY 10?

      For most of the first half of the year, the market shrugged off those concerns. Inflation appeared under control and the prevailing view was that the Fed was close to finishing its series of rate hikes. On May 10, the Dow closed within a mere 80 points of its all-time high, set back in March 2000. For the year through that date, the large-cap S&P 500 Index was up a solid 6.7%; and small-cap stocks (Russell 2000 Index) had soared 15.7% -- it sure didn't look like a subpar year for stocks.

      But May 10 proved to be the high-water mark (so far) this year, and the beginning of a steep sell off in almost every asset class, with the riskiest sectors being hit the hardest.

      Did the world abruptly change on that day? No, the reality is that it was nowhere near as welcoming for stocks as the markets' performance up to that point suggested. Investors just finally awoke to the fact that monetary conditions were not favorable to stocks.

      What triggered the sea-change in investors' attitudes that day wasn't so much that the Fed raised rates for a 16th time (that was widely expected), but rather the tough talk about increased inflation concerns from Chairman Bernanke and others in the days that followed. Suddenly the end of their rate hikes seemed a lot farther away.

THINGS AREN'T THAT BAD

      Starting in mid-June, the markets have rallied back to regain some of those losses. But I would not get too carried away; I still expect a tough and volatile market through much of this year. At the same time, things are not nearly as bad for stocks as their performance during the sell off might suggest. And the much anticipated end to the Fed's rate hikes could, in fact, be in sight.

      From the beginning of this year, I have said that the Fed would not stop until there were clear signs that the economy was slowing down. Well, we are starting to see those signs. In particular, the housing market -- a big driver of the economy in recent years -- is cooling substantially. While new home sales were up in May, they are still down 5.9% compared to last year, and sales of existing homes are off 6.6% from a year ago. Moreover, mortgage applications continue to weaken. Purchase applications are off 19% from a year ago, while refinancings (a major source of consumer spending) are off a whopping 46%.

      While the Fed raised rates for a 17th time on June 29 to 5.25% (once again, as widely expected), they did acknowledge that the economy was slowing -- in part due to the weakening housing market. They stated that this "should help limit inflationary pressures over time," though "some inflation risks remain."

      Investors interpreted that to mean the Fed was done or would be done after their next meeting in August, which provided most of the fuel for a 217 point rally in the Dow that day.

      Why? Well, historically, the average time between the Fed's last hike and its first rate cut is just 5-6 months. So by late this year or early next, we could be looking at more favorable monetary conditions for stocks again.

BE LIKE THE RED SOX

      As noted, I still expect a challenging time for stocks, with a great deal of volatility. But when the dust settles, I'm expecting modest gains for the year.

      The most important thing to do in turbulent times is to be like the Red Sox and keep your perspective. The key to long-term investment success is patience.

                                           Sincerely,

                                           /s/ Eric M. Kobren
                                           Eric M. Kobren
                                           President and Portfolio Manager
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          KOBREN GROWTH FUND (6/30/06)
--------------------------------------------------------------------------------

                       VALUE OF $10,000 INVESTED 12/16/96

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                               Kobren Growth
           12/16/1996               10,000
           12/31/1996               10,240
            3/31/1997               10,420
            6/30/1997               11,560
            9/30/1997               12,170
           12/31/1997               11,779
            3/31/1998               13,089
            6/30/1998               13,181
            9/30/1998               11,226
           12/31/1998               13,128
            3/31/1999               13,965
            6/30/1999               15,148
            9/30/1999               14,133
           12/31/1999               17,027
            3/31/2000               17,693
            6/30/2000               16,583
            9/30/2000               16,383
           12/31/2000               15,367
            3/31/2001               14,219
            6/30/2001               15,217
            9/30/2001               12,885
           12/31/2001               14,249
            3/31/2002               14,650
            6/30/2002               13,610
            9/30/2002               12,006
           12/31/2002               12,644
            3/31/2003               12,328
            6/30/2003               14,046
            9/30/2003               14,475
           12/31/2003               16,179
            3/31/2004               16,664
            6/30/2004               16,524
            9/30/2004               16,473
           12/31/2004               17,968
            3/31/2005               17,763
            6/30/2005               17,942
            9/30/2005               18,929
           12/31/2005               19,445
            3/31/2006               20,537
            6/30/2006               20,133


--------------------------------------------------------------------------------

                               12 MONTHS   ANNUALIZED     ANNUALIZED
                       YTD       ENDED        FIVE      SINCE INCEPTION
TOTAL RETURN (%)     6/30/06    6/30/06      YEARS        (12/16/96)
-------------------  -------   ---------   ----------   ---------------
Kobren Growth         3.54%     12.21%       5.76%           7.61%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                ASSET ALLOCATION*
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Stocks                                     65.9%
International                                   13.1%
Alternative                                     11.1%
Bond                                             6.5%
Cash & Net Other Assets and Liab.                3.4%

--------------------------------------------------------------------------------
                                STYLE ALLOCATION*
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Large Cap Growth                                31.5%
Large Cap Value                                 19.1%
International                                   13.1%
Alternative                                     11.1%
Small Cap Value                                  8.4%
Large Blend                                      6.9%
Bond                                             6.5%
Cash & Net Other Assets and Liab.                3.4%

*BASED ON TOTAL NET ASSETS.

KOBREN GROWTH FUND (Ticker: KOGRX): Your Fund returned 3.5% for the first half of 2006 compared to the S&P 500's return of 2.7%.

      We continue to see strong gains out of our international funds: JULIUS BAER INTERNATIONAL EQUITY, SSGA EMERGING MARKETS, and THIRD AVENUE INTERNATIONAL VALUE. The gains were partly due to a weaker dollar, but also due to impressive security selection by the managers. Long-time portfolio holding LONGLEAF PARTNERS, a domestic value fund, also boosted returns, posting nearly a 9% return for the first six months of the year.

      On the other side of the ledger, one fund that hampered performance was T. ROWE PRICE BLUE CHIP GROWTH, as high quality, blue chip stocks have not been rewarded in recent years. Another long-term holding that lagged earlier this year for similar reasons is OAKMARK SELECT. However, we continue to have confidence in the management and positioning of both of these funds. Blue chips remain a substantial part of Kobren Growth, both for their diversification benefits as well as our opinion that blue chips stocks are becoming increasingly attractive due to relative valuations. PIMCO ALL ASSET also detracted from returns early in the year, however, its unique mix of asset classes provides an attractive combination of diversification and "hedge" benefits.

      Given the cross-currents in the economy, and the increased volatility in the markets, we will continue to emphasize diversification and quality funds within the portfolio.

--------------------------------------------------------------------------------
                                TOP TEN HOLDINGS*
--------------------------------------------------------------------------------

KOBREN GROWTH                          STYLE                ALLOC (%)
------------------------------------   -----------------    ---------
Oakmark Select - Class I               Large Cap Value        19.1
Fidelity Capital Appreciation          Large Cap Growth       17.4
T. Rowe Price Blue Chip Growth         Large Cap Growth       14.1
Longleaf Partners Small Cap            Small Cap Value         8.4
Longleaf Partners                      Large Blend             6.9
PIMCO All Asset - Class I              Alternative             6.4
Julius Baer Int'l Equity - Class I     International           5.8
Third Avenue Int'l Value               International           4.9
PIMCO Foreign Bond (unhedged)          Bond                    4.3
Dreyfus Cash Management Plus           Money Market            3.4

TOTAL FUND NET ASSETS                  $68,195,524

--------------------------------------------------------------------------------
                                  TOP SECTORS**
--------------------------------------------------------------------------------
                           (TOTALS MAY NOT EQUAL 100%)

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Financial Services                              17.9
Consumer Services                               14.2
Industrial Materials                            13.0
Media                                            9.9
Business Services                                9.9
Hardware                                         9.5
Healthcare Services                              7.1
Consumer Goods                                   7.0
Energy                                           6.0
Telecommunication                                4.3
Software                                         1.1
Utilities                                        0.2

                                                                 **EQUITIES ONLY

--------------------------------------------------------------------------------
Kobren Insight Management, Inc. is the adviser for Kobren Insight Funds, and E*TRADE Securities LLC, is the distributor for the Funds. PERFORMANCE DATA REFLECTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA DOES NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF SHARES AND WOULD HAVE BEEN LOWER IN THE ABSENCE OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURN FIGURES INCLUDE REINVESTMENT OF DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The S&P 500 Index is an unmanaged index of common stocks and not subject to fees and expenses.
--------------------------------------------------------------------------------


2 KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                            PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                            JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES   MUTUAL FUNDS - 100.01%                                VALUE (NOTE 1)
--------------------------------------------------------------------------------
            LARGE CAP GROWTH - 31.50%
--------------------------------------------------------------------------------
  448,452   Fidelity Capital Appreciation Fund                   $   11,897,442
  296,671   T. Rowe Price Blue Chip Growth Fund                       9,582,480
                                                                 ---------------
                                                                     21,479,922

            LARGE CAP VALUE - 19.11%
--------------------------------------------------------------------------------
  389,378   Oakmark Select Fund - Class I                            13,032,477

            INTERNATIONAL EQUITY- 13.04%
--------------------------------------------------------------------------------
   98,233   Julius Baer International Equity Fund - Class I           3,963,722
   78,943   SSgA Emerging Markets Fund                                1,615,953
  144,606   Third Avenue International Value Fund                     3,312,919
                                                                 ---------------
                                                                      8,892,594

            ALTERNATIVE - 11.13%
--------------------------------------------------------------------------------
   47,940   Franklin Gold and Precious Metals Fund                    1,520,188
  351,511   PIMCO All Asset Fund - Class I                            4,351,701
  117,076   PIMCO Commodity RealReturn Strategy Fund - Class I        1,721,025
                                                                 ---------------
                                                                      7,592,914

            SMALL CAP VALUE - 8.38%
--------------------------------------------------------------------------------
  204,843   Longleaf Partners Small Cap Fund                          5,715,107

            LARGE BLEND - 6.90%
--------------------------------------------------------------------------------
  139,448   Longleaf Partners Fund                                    4,706,374

            BOND - 6.53%
--------------------------------------------------------------------------------
  109,594   Loomis Sayles Bond Fund                                   1,494,857
  290,079   PIMCO Foreign Bond Fund Unhedged                          2,958,802
                                                                 ---------------
                                                                      4,453,659

            MONEY MARKET - 3.42%
--------------------------------------------------------------------------------
2,329,116   Dreyfus Cash Management Plus Fund (1)                     2,329,116

            TOTAL MUTUAL FUNDS
            (COST $56,887,630)                                       68,202,163
                                                                 ---------------

            TOTAL INVESTMENTS                      100.01%           68,202,163
            (Cost $56,887,630)*

            LIABILITIES NET OF CASH
            AND OTHER ASSETS                        -0.01%               (6,639)
                                                  --------       ---------------
            TOTAL NET ASSETS                       100.00%       $   68,195,524
                                                  ========       ===============

(1)   An affiliate of the Custodian.

*For Federal income tax purposes, cost is $56,887,630 and appreciation (depreciation) is as follows:

            Unrealized appreciation:           $ 11,496,553
            Unrealized depreciation:               (182,020)
                                               -------------
        Net unrealized appreciation:           $ 11,314,533
                                               =============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
INTERNATIONAL INVESTING HAS SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, POLITICAL AND ECONOMIC INSTABILITY, AND THE VOLATILITY OF EMERGING MARKETS. The Adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources: Kobren Insight Management, Inc. and Morningstar. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN A PROSPECTUS OR CURRENT PERFORMANCE INFORMATION BY CALLING 1-800-4KOBREN (1-800-456-2736) OR BY VISITING WWW.KOBREN.COM. Copyright (C)2006
--------------------------------------------------------------------------------


                               KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT 3

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                            JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments, at cost                                             $   56,887,630
                                                                 ===============

Investments, at value (Note 1) (See Portfolio of Investments)    $   68,202,163
Dividends receivable                                                     20,468
Receivable for fund shares sold                                          26,781
Prepaid expenses and other assets                                         4,068
                                                                 ---------------
  Total assets                                                       68,253,480
                                                                 ---------------

LIABILITIES:
Investment advisory fee payable (Note 2)                                 36,558
Administration fees (Note 2)                                              8,709
Audit fees payable                                                        3,500
Transfer agent fees payable (Note 3)                                      2,966
Accrued Trustees' fees and expenses (Note 2)                              1,910
Accrued expenses and other payables                                       4,313
                                                                 ---------------
  Total liabilities                                                      57,956
                                                                 ---------------
NET ASSETS                                                       $   68,195,524
                                                                 ===============

NET ASSETS CONSIST OF:
Accumulated undistributed net investment income                  $       65,755
Accumulated net realized gain on investments sold                     6,891,302
Net unrealized appreciation of investments                           11,314,533
Par value (Note 5)                                                        4,566
Paid-in capital                                                      49,919,368
                                                                 ---------------
NET ASSETS                                                       $   68,195,524
                                                                 ===============

SHARES OUTSTANDING (UNLIMITED AUTHORIZATION)                          4,566,217
                                                                 ===============

Net asset value, offering and redemption price per share
(Net Assets/Shares Outstanding)                                  $        14.93
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4 KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                        $      135,480
                                                                 ---------------
  Total investment income                                               135,480
                                                                 ---------------

EXPENSES:
Investment advisory fee (Note 2)                                        255,746
Administration fee (Note 2)                                              40,014
Transfer agent fees (Note 2)                                             22,671
Sub-transfer agent fees (Note 3)                                          9,684
Custodian fees (Note 2)                                                   1,671
Audit fees                                                                1,000
Legal fees                                                               26,461
Trustees' fees and expenses (Note 2)                                      5,436
Registration and filing fees                                                413
Reports to shareholders                                                   1,771
Other                                                                     3,254
                                                                 ---------------
  Total expenses                                                        368,121
Expenses waived by investment adviser (Note 2)                          (27,127)
Other reductions (Note 2)                                                (7,022)
                                                                 ---------------
  Net expenses                                                          333,972
                                                                 ---------------
NET INVESTMENT LOSS                                                    (198,492)
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions                          3,354,397
Short-term capital gain distributions received                          102,093
Long-term capital gain distributions received                           324,695
Net change in unrealized depreciation of investments                 (1,187,345)
                                                                 ---------------
Net realized and unrealized gain on investments                       2,593,840
                                                                 ---------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $    2,395,348
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                               KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT 5

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                           JUNE 30, 2006        YEAR ENDED
                                                            (UNAUDITED)      DECEMBER 31, 2005
                                                          ----------------   -----------------
Net investment income (loss)                              $   (198,492)      $     587,802
Net realized gain from security transactions                 3,354,397           1,559,506
Short-term capital gain distributions received                 102,093             175,413
Long-term capital gain distributions received                  324,695           2,938,384
Net change in unrealized depreciation of investments        (1,187,345)            (90,422)
                                                          ---------------    ----------------
Net increase in net assets resulting from operations         2,395,348           5,170,683

Distribution to shareholders from:
    Net investment income                                           --            (761,605)
    Net realized gains on investments                               --          (2,543,765)
                                                          ---------------    ----------------
  Total distributions                                               --          (3,305,370)
                                                          ---------------    ----------------

Net increase (decrease) in net assets from fund
  share transactions (Note 5)                                 (805,288)          7,897,491
                                                          ---------------    ----------------

Net increase in net assets                                   1,590,060           9,762,804
NET ASSETS:
Beginning of period                                         66,605,464          56,842,660
                                                          ---------------    ----------------
End of period (including line A)                          $ 68,195,524       $  66,605,464
                                                          ===============    ================

(A) Accumulated undistributed net investment income       $     65,755       $     264,247
                                                          ===============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6 KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------

                                                 FOR THE SIX MONTHS                             FOR THE
                                                  ENDED 6/30/2006    -----------------------   YEAR ENDED   ------------------------
                                                    (UNAUDITED)      12/31/2005   12/31/2004   12/31/2003   12/31/2002   12/31/2001
                                                 ------------------  ----------   ----------   ----------   ----------   -----------
Net asset value - beginning of period                $  14.42         $  14.02     $  12.69     $  10.01     $  11.37      $ 12.32

Net investment income (loss) (a)(b)                     (0.04)            0.12         0.08         0.12         0.07        (0.04)

Short-term capital gains distributions
  received                                               0.02             0.04         0.03         0.02         0.01         0.01

Net realized and unrealized gain
  (loss) on investments                                  0.53             0.99         1.29         2.66        (1.36)       (0.87)
                                                     ---------       ----------   ----------   ----------   ----------   -----------
Net increase (decrease) in net assets
  resulting from investment operations                   0.51             1.15         1.40         2.80        (1.28)       (0.90)

Distributions from net investment income                   --            (0.17)       (0.07)       (0.12)       (0.07)          --

Distributions from net realized short-term
  capital gain distributions received                      --               --           --           --        (0.01)          --

Distributions from net realized capital
  gains on investments                                     --            (0.58)          --           --           --        (0.05)
                                                     ---------       ----------   ----------   ----------   ----------   -----------
Total distributions                                        --            (0.75)       (0.07)       (0.12)       (0.08)       (0.05)

Net asset value - end of period                      $  14.93         $  14.42     $  14.02     $  12.69     $  10.01     $  11.37
                                                     =========       ==========   ==========   ==========   ==========   ===========

Total return (c)                                         3.54%(d)         8.22%       11.05%       27.96%      (11.26)%      (7.28)%
                                                     =========       ==========   ==========   ==========   ==========   ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                 $ 68,196         $ 66,605     $ 56,843     $ 54,648     $ 46,491     $ 55,335

Ratio of net investment income (loss)
  to average net assets (b)                             (0.58)%           0.93%        0.63%        1.06%        0.61%       (0.32)%

Ratio of operating expenses to average
  net assets before fees waived and/or
  expenses reimbursed by investment
  advise and other reductions (e)                        1.08%            1.12%        1.16%        1.18%        1.21%        1.08%

Ratio of operating expenses to average
  net assets after reimbursements and
  reductions (e)                                         0.98%            0.98%        0.98%        0.96%        0.96%        0.96%

Portfolio turnover rate                                    31%(d)           29%          30%          81%         143%          80%

--------------------------------------------------------------------------------

(a) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b) Net investment income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.

(c) Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.

(d)   Not Annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                               KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT 7

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

                                  JUNE 30, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2006, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carry forward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2005 and 2004 was as follows:

                      DISTRIBUTIONS PAID IN 2005     DISTRIBUTIONS PAID IN 2004
                      --------------------------     --------------------------
                       ORDINARY      LONG-TERM        ORDINARY      LONG-TERM
                        INCOME     CAPITAL GAINS       INCOME     CAPITAL GAINS
                      ----------   -------------     -----------  -------------
Kobren Growth Fund     $ 73,683     $ 2,531,687       $ 293,054       $  --


As of December 31, 2005, the most recent year end, the components of distributable earnings on a tax basis were as follows:

                    CAPITAL LOSS    UNDISTRIBUTED   UNDISTRIBUTED    UNREALIZED
                    CARRYFORWARD   ORDINARY INCOME  LONG-TERM GAIN  APPRECIATION
                    -------------  ---------------  --------------  ------------
Kobren Growth Fund      $ --          $ 509,293      $ 2,963,481    $ 12,433,862


*For tax purposes, short-term capital gain distributions are considered ordinary income.

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences.

--------------------------------------------------------------------------------


8 KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

                                  JUNE 30, 2006

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated between the funds based upon relative net assets of each fund. Other expenses of the Trust are allocated equally to those funds in the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

2. INVESTMENT  ADVISORY FEE,  ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS:
The Trust has entered into an investment advisory agreement with Kobren Insight Management,Inc.("KIM"),which was acquired by E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL") on November 2, 2005. The Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. KIM has voluntarily agreed to limit the Fund's other operating expenses, before other reductions, to 0.25% of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

As of November 2, 2005, E*TRADE Securities LLC ("E*TRADE Securities"), an affiliate of KIM, serves as distributor of the Fund's shares and bears all distribution costs. No distribution fees are paid by the Fund. The Fund also receives reimbursement of 12b-1 distribution fees, service fees or revenue sharing payments paid to E*TRADE Securities by certain fund investments held in the portfolio of the Fund. Prior to November 2, 2005, Kobren Insight Brokerage, Inc. served as distributor of the Fund.

For the six months ended June 30, 2006, expense reimbursements and other reductions were as follows:

                    EXPENSES REIMBURSED INVESTMENT ADVISER  OTHER REDUCTIONS(1)
                    --------------------------------------  -------------------
Kobren Growth Fund                 $ 27,127                       $ 7,022

(1) Reimbursements to the Fund from 12b-1 distribution fees.


The Trust has also entered into an administration agreement with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian.

No officer, director or employee of KIM, E*TRADE Financial, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer

--------------------------------------------------------------------------------


                               KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT 9

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

                                  JUNE 30, 2006

fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3. SUB-TRANSFER AGENT FEES: The Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of up to 0.10% of the average daily balances of fund accounts invested through those networks.

4. PURCHASES AND SALES: The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2006, were $21,073,285 and $23,531,227 of non-governmental issues, respectively.

5. SHARES OF BENEFICIAL INTEREST: As of June 30, 2006, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                       SIX MONTHS ENDED              YEAR ENDED
                                                         JUNE 30, 2006            DECEMBER 31, 2005
                                                    -----------------------   -------------------------
                                                     SHARES       AMOUNT       SHARES        AMOUNT
                                                    --------   ------------   ---------   -------------
Shares sold                                          223,076   $  3,358,095   1,255,427   $  17,677,387
Shares issued as reinvestment of distributions            --             --     227,113       3,274,975
Shares redeemed                                     (276,463)    (4,163,383)   (917,093)    (13,054,871)
                                                    --------   ------------   ---------   -------------
Net increase (decrease)                              (53,387)  $   (805,288)    565,447   $   7,897,491
                                                    ========   ============   =========   =============

At June 30, 2006, KIM and its affiliates owned 1,056,633 shares of the Fund representing 23.1% of the total outstanding shares.

6. RISK FACTORS OF THE FUND: Indirectly investing in underlying funds through Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

7. SUBSEQUENT EVENT: On June 29, 2006, the Kobren Insight Funds' ("KIF") Board of Trustees voted to reorganize Kobren Growth Fund and Delphi Value Fund into two new shell series of the E*TRADE Trust (the "Reorganization"), subject to shareholder approval, before the end of 2006. The two new funds will be substantially similar to the existing KIF and will retain their current Portfolio Managers as well as investment objectives and policies. Shareholders of record will be requested to vote upon the Reorganization pursuant to a proxy statement that describes in more detail the KIF board's deliberations.

--------------------------------------------------------------------------------


10 KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                       ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------

                                  JUNE 30, 2006

FORM N-Q:

The Trust files complete Portfolio of Investments for the Fund with the U.S. Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING:

Kobren Growth Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information ("SAI"), and are also available (i) upon request, without charge, by calling 1-800-4KOBREN(800-456-2736); (ii)on Kobren Growth Fund's website at www.kobren.com; and (iii) on the SEC's website at www.sec.gov.

Kobren Growth Fund's Proxy Voting Record for the mostrecent twelve-month period ended June 30 is available i) upon request, without charge, by calling
1-800-4KOBREN(800-456-2736); (ii) on Kobren Growth Fund's web site at www.kobren.com; and (iii) on the SEC's website at www.sec.gov.

DISCLOSURE OF FUND EXPENSES:

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN:

This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN:

This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's

--------------------------------------------------------------------------------


                              KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT 11

--------------------------------------------------------------------------------
                       ADDITIONAL INFORMATION (unaudited)
--------------------------------------------------------------------------------

                                  JUNE 30, 2006

actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                       BEGINNING ACCOUNT   ENDING ACCOUNT   EXPENSE      EXPENSES PAID
                        VALUE 01/01/06     VALUE 06/30/06   RATIO(1)    DURING PERIOD(2)
                       -----------------   --------------   --------    ----------------
ACTUAL FUND RETURN         $  1,000         $  1,035.40       0.98%          $  4.95

HYPOTHETICAL 5% RETURN     $  1,000         $  1,019.93       0.98%          $  4.91

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------


12 KOBREN INSIGHT FUNDS -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

K O B R E N
  [LOGO]                               DELPHI VALUE FUND
I N S I G H T  -----------------------------------------------------------------
F U N D S
               SEMI-ANNUAL REPORT                                  JUNE 30, 2006

--------------------------------------------------------------------------------

Dear Shareholders,

[PHOTO OF SCOTT M. BLACK]

      We are pleased to report that the Delphi Value Fund outdistanced all of the popular indices - the S&P 500 Index, the Dow Jones Industrials, and the NASDAQ Composite - in the first half of 2006 with a gain of 6.6% (institutional class, +6.8%) versus 2.8%, 3.7%, and -1.2%, respectively, for the aforementioned broadbased averages. Quite candidly, the first half gyrations in the U.S. equity markets could be characterized as a roller coaster ride. From January 1st through May 9th, the day when Fed Chairman Ben Bernanke articulated that the U.S. inflation rate surpassed his comfort zone, the overall stock market rallied nicely. Concomitantly, the Fund peaked on May 9th at 19.30 per share (institutional class 19.63), up 11.4% through that date. With Bernanke's continued admonishments on inflation, the S&P 500 bottomed on June 13th at 1223.69, at that point down 1.1% for the year. After a more sanguine outlook at the Fed meeting on June 13th, the stock market resumed its upward course. Two salient points are noteworthy. First, while macro-economic factors certainly influence the overall direction of U.S. equities, we perform no market timing at the Delphi Value Fund. Rather we remain "fully invested" at all times allocating your monies to what we believe to be good businesses. Second, over 75% of your portfolio companies posted record quarterly earnings year over year. Notwithstanding, superior businesses were slammed in the May-June stock market downdraft. For example, all eight energy holdings registered earnings gains, yet they fluctuated irrationally with every small change in oil and gas prices. Benjamin Graham's quote, "In the short-term, the stock market is a voting machine; in the long-term, a weighing machine" is a highly appropriate reminder in these volatile times.

      An analysis of the individual holdings indicates that, on the whole, metals and energy securities produced the best gains in the first half of 2006. Denbury Resources(+39.0%), Marathon Oil (+36.6%), and Norsk Hydro (+29.4%) recorded stellar gains. Similarly, Inco (+51.3%) and Gerdau Ameristeel (+35.4%) benefited from strong nickel and steel prices, respectively. Two unrelated issues, MEMC Electronics (+69.1%), the leading manufacturer of pure silicon wafers, and American Eagle Outfitters (+48.1%), a specialty teen retailer, fortuitously advanced. Conversely, both the homebuilding and the regional newspaper stocks underperformed. D.R. Horton (-33.3%) and Lennar (-27.3%) declined sharply because of higher mortgage rates and the nationwide slowdown in new home sales. For the record, the average selling price per home in the latest quarter was $296,000 and $326,000 for Horton and Lennar; certainly not speculative" bubble prices." Additionally, both stocks finished the half at 5x forecast current year's earnings. McClatchy (-32.1%) and Lee Enterprises
(-27.0%) dipped because of the deceleration in ad spending and circulation revenues. Admittedly, new on-line technologies like Monster and Google have siphoned off ad revenue from traditional newspapers. However, both Lee and McClatchy continue to generate strong free cash flows.

      Reviewing portfolio activity, one finds that two industrial concerns were acquired. Gerdau Ameristeel, the second largest minimill steel company in North America with 8.4 million tons capacity, was purchased at 6.3x forecast 2006 earnings. Westlake Chemicals, a producer of commodity chemicals like ethylene derivatives was bought at 8.1x expected 2006 earnings. Additionally, two hotel REIT's with good growth prospects - Ashford Hospitality and Diamondrock Hospitality - were added to the Fund. Three portfolio holdings, La-Z-Boy, Polo Ralph Lauren, and Community Bank System, were divested with gains because of full valuations.

      We expect that U.S. equities will remain volatile throughout the remainder of 2006 buffeted by numerous crosswinds. On the positive side are several factors: (i) Foremost, the S&P 500 is currently selling at 16x estimated 2006 earnings, its lowest reading over the past decade; (ii) While real GDP growth is slowing from the first quarter of 2006, the anticipated 2 1/2% to 3% real growth for the remainder of the year is still healthy; (iii) The Fed's tightening should diminish the rate of inflation (change in Consumer Price Index) from 4.1% over the past twelve months to 3% ex-ante. With the Fed funds rate currently standing at 5 1/4%, a potential 25 basis point increase in August should signal the top of the cycle. On the other hand, the geopolitical events have raised the risk premium on equities, thereby lowering p/e valuations. North Korea's testing of ballistic missiles, the Iranian nuclear enrichment program, and the renewed Arab-Israeli conflict have cast a giant shadow over global equities. The instability of the world'soilsupply (specifically, Venezuela, Ecuador, Nigeria, and Iran) with the concomitant global growth in demand augurs for ever higher U.S. gasoline prices and constricted consumption for non-energy goods and services.

      We thank you for your continued support.


                                       Best regards,

                                       /s/ Scott M. Black
                                       Scott M. Black
                                       President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 P O R T F O L I O  O F  I N V E S T M E N T S
--------------------------------------------------------------------------------
                 J U N E  3 0,  2 0 0 6  ( U N A U D I T E D )

   SHARES                                                       VALUE (NOTE 1)
--------------------------------------------------------------------------------
           COMMON STOCKS - 93.19%
--------------------------------------------------------------------------------
           AEROSPACE/TECHNOLOGY - 7.91%
--------------------------------------------------------------------------------
   46,000  Arrow Electronics, Inc. (1)                          $    1,481,200
   65,500  Avnet, Inc. (1)                                           1,311,310
   49,700  MEMC Electronic Materials, Inc. (1)                       1,863,750
  119,400  Micron Technology, Inc. (1)                               1,798,164
   84,000  Seagate Technology (1)                                    1,901,760
  108,000  Western Digital Corp. (1)                                 2,139,480
                                                                ----------------
                                                                    10,495,664
           BANKING - 8.03%
--------------------------------------------------------------------------------
   39,000  Citigroup, Inc.                                           1,881,360
   67,200  Colonial BancGroup, Inc.                                  1,725,696
   14,900  North Fork Bancorporation, Inc.                             449,533
   61,500  Southwest Bancorp, Inc.                                   1,568,250
   50,000  TD Banknorth, Inc.                                        1,472,500
   29,700  Webster Financial Corp.                                   1,408,968
   32,015  Wells Fargo & Co.                                         2,147,566
                                                                ----------------
                                                                    10,653,873
           BASIC MATERIALS - 5.86%
--------------------------------------------------------------------------------
   30,050  Cytec Industries, Inc.                                    1,612,483
   38,700  Dow Chemical Co.                                          1,510,461
  134,000  Gerdau Ameristeel Corp.                                   1,345,360
   13,800  Inco, Ltd.                                                  909,420
   88,500  NovaGold Resources Inc. (1)                               1,134,570
   42,500  Westlake Chemical Corp.                                   1,266,500
                                                                ----------------
                                                                     7,778,794
           CONGLOMERATES - 4.18%
--------------------------------------------------------------------------------
    1,174  Berkshire Hathaway, Inc., Class B (1)                     3,572,482
   74,000  Norsk Hydro ASA, SP ADR                                   1,976,540
                                                                ----------------
                                                                     5,549,022
           CONSTRUCTION & REAL ESTATE - 6.37%
--------------------------------------------------------------------------------
   20,400  Boston Properties, Inc., REIT                             1,844,160
   54,069  D.R. Horton, Inc.                                         1,287,923
   31,080  Lennar Corp., Class A                                     1,379,020
  127,000  NorthStar Realty Finance Corp., REIT                      1,525,270
   40,100  Toll Brothers, Inc. (1)                                   1,025,357
   73,400  U-Store-It Trust, REIT                                    1,384,324
                                                                ----------------
                                                                     8,446,054
           CONSUMER RELATED - 5.94%
--------------------------------------------------------------------------------
  117,000  Ashford Hospitality Trust, REIT                           1,476,540
   77,500  DiamondRock Hospitality Co., REIT                         1,147,775
   58,000  Disney (Walt) Co.                                         1,740,000
   51,000  Sunstone Hotel Investors, Inc., REIT                      1,482,060
   19,500  Toyota Motor Corp., SP ADR                                2,039,505
                                                                ----------------
                                                                     7,885,880
           ENERGY - 12.02%
--------------------------------------------------------------------------------
   25,050  Apache Corp.                                              1,709,661
   62,700  Denbury Resources, Inc. (1)                               1,985,709
   28,900  Marathon Oil Corp.                                        2,407,370
   36,220  Nexen, Inc.                                               2,047,879
   78,000  Pioneer Drilling Co. (1)                                  1,204,320
  114,900  Talisman Energy, Inc.                                     2,008,452
   47,700  Whiting Petroleum Corp. (1)                               1,997,199
   58,588  XTO Energy, Inc.                                          2,593,691
                                                                ----------------
                                                                    15,954,281
           FINANCIAL SERVICES - 10.18%
--------------------------------------------------------------------------------
   31,000  American Express Co.                                      1,649,820
   17,084  Bear Stearns Cos., Inc.                                   2,393,127
   15,300  Goldman Sachs Group, Inc.                                 2,301,579
   61,800  H&R Block, Inc.                                           1,474,548
   38,500  iStar Financial, Inc., REIT                               1,453,375
   36,900  Lehman Brothers Holdings, Inc.                            2,404,035
   28,855  Morgan Stanley                                            1,823,925
                                                                ----------------
                                                                    13,500,409
           FOOD & BEVERAGE - 2.16%
--------------------------------------------------------------------------------
   52,000  Pepsi Bottling Group, Inc.                                1,671,800
  100,615  Ryan's Restaurant Group, Inc. (1)                         1,198,325
                                                                ----------------
                                                                     2,870,125

   SHARES                                                       VALUE (NOTE 1)
--------------------------------------------------------------------------------
           INSURANCE - 7.76%
--------------------------------------------------------------------------------
   60,200  Aspen Insurance Holdings, Ltd.                       $    1,402,058
   39,000  IPC Holdings, Ltd.                                          961,740
   38,450  PMI Group, Inc. (The)                                     1,714,101
   29,500  Radian Group, Inc.                                        1,822,510
   31,200  RenaissanceRe Holdings, Ltd.                              1,511,952
   29,960  SAFECO Corp.                                              1,688,246
   19,600  XL Capital, Ltd., Class A                                 1,201,480
                                                                ----------------
                                                                    10,302,087
           MANUFACTURING - 4.65%
--------------------------------------------------------------------------------
   15,700  BorgWarner, Inc.                                          1,022,070
   33,000  Briggs & Stratton Corp.                                   1,026,630
   34,000  Ingersoll-Rand Co., Ltd., Class A                         1,454,520
   44,775  Lamson & Sessions Co. (1)                                 1,269,819
   47,225  Masco Corp.                                               1,399,749
                                                                ----------------
                                                                     6,172,788
           PUBLISHING & BROADCASTING - 9.04%
--------------------------------------------------------------------------------
   49,900  Comcast Corp., Class A (1)                                1,635,722
   26,400  Gannett Co., Inc.                                         1,476,552
   37,500  Lee Enterprises, Inc.                                     1,010,625
   17,164  Liberty Media Corp., Class A (1)                          1,437,828
   25,100  McClatchy Co., Class A                                    1,007,012
   35,000  McGraw-Hill Cos., Inc.                                    1,758,050
   88,800  News Corp., Class B                                       1,791,984
    2,400  Washington Post Co., Class B                              1,872,024
                                                                ----------------
                                                                    11,989,797
           RETAIL - 3.96%
--------------------------------------------------------------------------------
   62,250  American Eagle Outfitters, Inc.                           2,118,990
   39,500  Ethan Allen Interiors, Inc.                               1,443,725
   46,200  Federated Department Stores, Inc.                         1,690,920
                                                                ----------------
                                                                     5,253,635
           TEXTILES & APPAREL - 1.15%
--------------------------------------------------------------------------------
   41,000  Liz Claiborne, Inc.                                       1,519,460

           TRANSPORTATION - 3.98%
--------------------------------------------------------------------------------
   32,692  Arkansas Best Corp.                                       1,641,466
   73,000  Dryships, Inc.                                              787,670
   70,800  OMI Corp.                                                 1,532,820
   31,430  Teekay Shipping Corp.                                     1,315,031
                                                                ----------------
                                                                     5,276,987

           TOTAL COMMON STOCKS                                     123,648,856
           (Cost $80,985,221)

           INVESTMENT COMPANY - 6.71%
8,901,791  Dreyfus Cash Management Plus Fund (2)                     8,901,791
                                                                ----------------

           TOTAL INVESTMENT COMPANY
           (Cost $8,901,791)                                         8,901,791
                                                                ----------------

           TOTAL INVESTMENTS - 99.90%                              132,550,647
           (Cost $89,887,012 *)

           NET OTHER ASSETS
           AND LIABILITIES - 0.10%                                     130,703
                                                                ----------------

           TOTAL NET ASSETS - 100.00%                           $  132,681,350
                                                                ================

--------------------------------------------------------------------------------

            (1)  Non-income producing.

            (2)  An affiliate of the Custodian.

           REIT  Real Estate Investment Trust

         SP ADR  Sponsored American Depositary Receipt

* For Federal income tax purposes, cost is $89,887,012 and appreciation(depreciation) is as follows:

        Unrealized appreciation:                $     44,795,277
        Unrealized depreciation:                      (2,131,642)
                                                -----------------
        Net unrealized appreciation:            $     42,663,635
                                                =================


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
2  DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
       S T A T E M E N T  O F  A S S E T S  A N D  L I A B I L I T I E S
--------------------------------------------------------------------------------
                 J U N E  3 0 ,  2 0 0 6  ( U N A U D I T E D )

ASSETS:
Investments, at cost                                            $   89,887,012
                                                                ================

Investments, at value (Note 1) (See Portfolio of Investments)   $  132,550,647
Dividends receivable                                                   191,112
Receivable for investments sold                                        105,726
Receivable for shares sold                                              19,029
Prepaid expenses and other assets                                        9,643
                                                                ----------------
   Total assets                                                    132,876,157
                                                                ----------------

LIABILITIES:
Payable for investments purchased                                       17,760
Payable for shares redeemed                                             27,289
Investment advisory fee payable (Note 2)                               105,931
Distribution fee payable (Note 2)                                       11,500
Accrued trustees' fees and expenses (Note 2)                             3,090
Accrued expenses and other payables                                     29,237
                                                                ----------------
   Total liabilities                                                   194,807
                                                                ----------------
NET ASSETS                                                      $  132,681,350
                                                                ================

NET ASSETS CONSIST OF:
Accumulated undistributed net investment income                 $      310,121
Accumulated net realized gain on investments sold                    7,149,540
Net unrealized appreciation of investments                          42,663,635
Par value (Note 5)                                                       7,109
Paid-in capital                                                     82,550,945
                                                                ----------------
NET ASSETS                                                      $  132,681,350
                                                                ================

COMPUTATION OF NET ASSET VALUE
RETAIL CLASS SHARES:
Net asset value, offering and redemption price per share
   ($53,578,940 / 2,901,383 shares) (unlimited authorizaton)    $        18.47
                                                                ================

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share
   ($79,102,410 / 4,208,081 shares) (unlimited authorizaton)    $        18.80
                                                                ================


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                 DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT  3

--------------------------------------------------------------------------------
                  S T A T E M E N T  O F  O P E R A T I O N S
--------------------------------------------------------------------------------
      F O R  T H E  S I X  M O N T H S  E N D E D  J U N E  3 0 ,  2 0 0 6
                              ( U N A U D I T E D )

INVESTMENT INCOME:
Dividends                                                       $    1,242,946
Less foreign taxes withheld                                            (16,800)
                                                                ----------------
   Total investment income                                           1,226,146
                                                                ----------------

EXPENSES:
Investment advisory fee (Note 2)                                       653,678
Administration fee (Note 2)                                             52,583
Transfer agent fees (Note 2)                                            31,037
Sub-transfer agent fee (Retail Class) (Note 3)                          13,732
Custodian fees (Note 2)                                                 11,229
Audit fees                                                               4,000
Legal fees                                                              50,710
Trustees' fees and expenses (Note 2)                                     9,895
Registration and filing fees                                             2,519
Reports to shareholders                                                  2,001
Distribution fees (Retail Class) (Note 2)                               79,415
Other                                                                    5,226
                                                                ----------------
   Total expenses                                                      916,025
                                                                ----------------
NET INVESTMENT INCOME                                                  310,121
                                                                ----------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions                         5,855,532
Net change in unrealized appreciation of investments                 2,144,982
                                                                ----------------
Net realized and unrealized gain on investments                      8,000,514
                                                                ----------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $    8,310,635
                                                                ================


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
4 DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
        S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S
--------------------------------------------------------------------------------

                                                       FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                       JUNE 30, 2006 (UNAUDITED)   DECEMBER 31, 2005
                                                       -------------------------   ------------------
Net investment income                                       $       310,121          $      324,090
Net realized gain from security transactions                      5,855,532               7,173,092
Net change in unrealized appreciation of investments              2,144,982                 589,180
                                                            --------------------     ----------------
Net increase in net assets resulting from operations              8,310,635               8,086,362

Distribution to shareholders from:
  Retail Shares:
    Net investment income                                                --                (113,094)
    Net realized gains on investments                                    --              (3,698,826)
                                                            --------------------     ----------------
      Total distributions                                                --              (3,811,920)
  Institutional Shares:
    Net investment income                                                --                (266,899)
    Net realized gains on investments                                    --              (3,260,607)
                                                            --------------------     ----------------
      Total distributions                                                --              (3,527,506)
Total distributions to shareholders                                      --              (7,339,426)
                                                            --------------------     ----------------

Net increase (decrease) in net assets from fund
  share transactions (Note 5)                                      (149,109)              2,936,190
                                                            --------------------     ----------------

Net increase in net assets                                        8,161,526               3,683,126
                                                            --------------------     ----------------

NET ASSETS:
Beginning of period                                             124,519,824             120,836,698
                                                            --------------------     ----------------
End of period (including line A)                            $   132,681,350          $  124,519,824
                                                            ====================     ================

(A) Accumulated undistributed net investment income         $       310,121          $           --
                                                            ====================     ================


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                 DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT  5

--------------------------------------------------------------------------------
                     F I N A N C I A L  H I G H L I G H T S
--------------------------------------------------------------------------------
   F O R  A  F U N D  S H A R E  O U T S T A N D I N G  T H R O U G H O U T
                               E A C H  P E R I O D

                                                                            RETAIL CLASS SHARES
                                          ----------------------------------------------------------------------------------------
                                              FOR THE
                                          SIX MONTHS ENDED
                                             6/30/2006       ----------------------- FOR THE YEAR ENDED --------------------------
                                            (UNAUDITED)      12/31/2005    12/31/2004    12/31/2003    12/31/2002     12/31/2001
                                          ----------------   ----------    ----------    ----------    ----------     ------------
Net asset value - beginning of period     $     17.32        $    17.23    $    15.79    $    11.91    $    13.18     $    13.00

Net investment income (loss)                     0.04              0.02         (0.05)        (0.03)        (0.02)         (0.02)
Net realized and unrealized gain (loss)
  on investments                                 1.11              1.12          2.04          3.91         (1.25)          0.27
                                          ------------       -----------   -----------   -----------   -----------    ------------
Net increase (decrease) in net assets
  resulting from investment operations           1.15              1.14          1.99          3.88         (1.27)          0.25

Distributions from net investment income           --             (0.03)           --            --            --             --
Distributions from net realized gains
  on investments                                   --             (1.02)        (0.55)           --            --          (0.07)
                                          ------------       -----------   -----------   -----------   -----------    ------------
Total distributions                                --             (1.05)        (0.55)           --            --          (0.07)

Net asset value - end of period           $     18.47        $    17.32    $    17.23    $    15.79    $    11.91     $    13.18
                                          ============       ===========   ===========   ===========   ===========    ============

Total return (a)                                 6.64%(b)          6.66%        12.52%        32.58%        (9.64)%         1.90%
                                          ============       ===========   ===========   ===========   ===========    ============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)      $    53,579        $   65,959    $   65,446    $   61,197    $   43,808     $   44,744

Ratio of net investment income (loss) to
  average net assets                             0.33%             0.13%        (0.28)%       (0.21)%       (0.13)%        (0.12)%

Ratio of operating expenses to average
  net assets before fees waived and/or
  expenses reimbursed by investment
  adviser and administrator                      1.55%             1.57%         1.58%         1.64%         1.63%          1.64%

Ratio of operating expenses to average
  net assets after waivers and/or
  expense reimbursements                         1.55%             1.57%         1.58%         1.64%         1.63%          1.64%

Portfolio turnover rate                            11%(b)            22%           31%           22%           23%            29%

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)   Not Annualized.


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6  DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                     F I N A N C I A L  H I G H L I G H T S
--------------------------------------------------------------------------------
   F O R  A  F U N D  S H A R E  O U T S T A N D I N G  T H R O U G H O U T
                              E A C H  P E R I O D

                                                                        INSTITUTIONAL CLASS SHARES
                                          ----------------------------------------------------------------------------------------
                                              FOR THE
                                          SIX MONTHS ENDED
                                             6/30/2006       ----------------------- FOR THE YEAR ENDED --------------------------
                                            (UNAUDITED)      12/31/2005    12/31/2004    12/31/2003    12/31/2002     12/31/2001
                                          ----------------   ----------    ----------    ----------    ----------     ------------
Net asset value - beginning of period     $     17.61        $    17.49    $    15.98    $    12.02    $    13.26     $    13.05

Net investment income                            0.05              0.07            --          0.01          0.02           0.02

Net realized and unrealized gain (loss)
  on investments                                 1.14              1.15          2.06          3.95         (1.26)          0.26
                                          ------------       -----------   -----------   -----------   -----------    ------------
Net increase (decrease) in net assets
  resulting from investment operations           1.19              1.22          2.06          3.96         (1.24)          0.28

Distributions from net investment income           --             (0.08)           --            --            --             --

Distributions from net realized gains
  on investments                                   --             (1.02)        (0.55)           --            --          (0.07)
                                          ------------       -----------   -----------   -----------   -----------    ------------
Total distributions                                --             (1.10)        (0.55)           --            --          (0.07)

Net asset value - end of period           $     18.80        $    17.61    $    17.49    $    15.98    $    12.02     $    13.26
                                          ============       ===========   ===========   ===========   ===========    ============

Total return (a)                                 6.76%(b)          6.97%        12.87%        32.95%        (9.35)%         2.12%
                                          ============       ===========   ===========   ===========   ===========    ============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)      $    79,102        $   58,561    $   55,390    $   45,179    $   33,596     $   27,938

Ratio of net investment income to
  average net assets                             0.62%             0.42%         0.02%         0.08%         0.17%          0.18%

Ratio of operating expenses to average
  net assets before fees waived and/or
  expenses reimbursed by investment
  adviser and administrator                      1.26%             1.28%         1.28%         1.35%         1.33%          1.34%

Ratio of operating expenses to average
  net assets after waivers and/or
  expense reimbursements                         1.26%             1.28%         1.28%         1.35%         1.33%          1.34%

Portfolio turnover rate                            11%(b)            22%           31%           22%           23%            29%

----------------------------------------------------------------------------------------------------------------------------------

(a) Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(b)   Not Annualized.


                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                 DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT  7

--------------------------------------------------------------------------------
 N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  ( U N A U D I T E D )
--------------------------------------------------------------------------------
                            J U N E  3 0 ,  2 0 0 6

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2006, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund (the "Funds"). Information presented in these financial statements pertains only to the Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares - the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded or for NASDAQ traded securities, the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain (including net short-term capital gain), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character of distributions paid during 2005 and 2004 was as follows:

                     DISTRIBUTIONS PAID IN 2005     DISTRIBUTIONS PAID IN 2004
                   ------------------------------   --------------------------
                    ORDINARY          LONG-TERM     ORDINARY       LONG-TERM
                     INCOME         CAPITAL GAINS    INCOME      CAPITAL GAINS
                   ----------       -------------   --------     -------------
Delphi Value Fund  $  320,893        $ 7,018,533     $   --       $ 3,705,405

As of December 31, 2005, the most recent year end, the components of distributable earnings on a tax basis were as follows:

                   CAPITAL LOSS    UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                   CARRYFORWARD   ORDINARY INCOME  LONG-TERM GAIN   APPRECIATION
                   ------------   ---------------  --------------   ------------
Delphi Value Fund  $         --   $           --   $    1,294,008   $ 40,518,653

Net investment income and realized gain and loss for federal income tax purposes may differ from that reported in the financial statements because of permanent book and tax basis differences.


--------------------------------------------------------------------------------
8  DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
  N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  ( U N A U D I T E D )
--------------------------------------------------------------------------------
                            J U N E  3 0 ,  2 0 0 6

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated between the Funds based upon relative net assets of each Fund. Other expenses of the Trust are allocated equally to those Funds in the Trust.

COMMITMENTS AND CONTINGENCIES -- In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTYTRANSACTIONS

The Trust has entered into an investment advisory agreement with Kobren Insight Management, Inc. ("KIM"), which was acquired by E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL") on November 2, 2005. KIM has engaged Delphi Management, Inc. ("Delphi") as the Fund's sub-adviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the sub-adviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets. This voluntary agreement may be terminated at the discretion of the Adviser.

The Trust has also entered into an administration agreement with PFPC Inc. (the "Administrator"), a member of PNC Financial Services Group, Inc. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Mellon Trust of New England, N.A., an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian.

Prior to November 2, 2005, Kobren Insight Brokerage, Inc. served as distributor of the Fund. As of November 2, 2005, E*TRADE Securities LLC ("E*TRADE Securities"), an affiliate of KIM, serves as distributor of the Fund

The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays E*TRADE Securities a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares.

No officer, director or employee of KIM, E*TRADE FINANCIAL, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.


--------------------------------------------------------------------------------
                                 DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT  9

--------------------------------------------------------------------------------
 N O T E S  T O  F I N A N C I A L  S T A T E M E N T S  ( U N A U D I T E D )
--------------------------------------------------------------------------------
                            J U N E  3 0 ,  2 0 0 6

3. SUB-TRANSFER AGENT FEES

The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for maintaining shareholder accounts at an annual rate of up to 0.10% of the average daily balances of fund accounts invested through those networks.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2006, were $ 12,934,404 and $ 15,288,058 of non-governmental issues, respectively.

5. SHARES OF BENEFICIAL INTEREST

As of June 30, 2006, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                       SIX MONTHS ENDED               YEAR ENDED
                                                        JUNE 30, 2006              DECEMBER 31, 2005
                                                  --------------------------    ------------------------
                                                    SHARES         AMOUNT        SHARES        AMOUNT
                                                  ----------    ------------    --------    ------------
Retail Class:
Shares sold                                          163,923    $  3,000,944     304,820    $  5,325,980
Shares issued as reinvestment of distributions            --              --     200,700       3,490,184
Shares redeemed                                   (1,069,816)    (19,143,240)   (497,504)     (8,653,157)
                                                  ----------    ------------    --------    ------------
Net increase (decrease)                             (905,893)   $(16,142,296)      8,016    $    163,007
                                                  ==========    ------------    ========    ------------

Institutional Class:
Shares sold                                        1,084,320    $ 19,743,167     285,805    $  5,084,300
Shares issued as reinvestment of distributions            --              --     178,630       3,158,174
Shares redeemed                                     (201,363)     (3,749,980)   (306,176)     (5,469,291)
                                                  ----------    ------------    --------    ------------
Net increase                                         882,957      15,993,187     158,259       2,773,183
                                                  ==========    ------------    ========    ------------
Total net increase (decrease) from fund
share transactions                                              $   (149,109)               $  2,936,190
                                                                ============                ============

At June 30, 2006, KIM, Delphi and their affiliates owned 12,365 Retail Class shares and 630,446 Institutional Class shares of the Fund representing 0.4% and 15.0%, respectively, of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,820,270 shares of the Institutional Class representing 43.3% of the outstanding shares.

6. SUBSEQUENT EVENT

On June 29, 2006, the Kobren Insight Funds' ("KIF") Board of Trustees voted to reorganize Kobren Growth Fund and Delphi Value Fund into two new shell series of the E*TRADE Trust (the "Reorganization"), subject to shareholder approval, before the end of 2006. The two new funds will be substantially similar to the existing KIF and will retain their current Portfolio Managers as well as investment objectives and policies. Shareholders of record will be requested to vote upon the Reorganization pursuant to a proxy statement that describes in more detail the KIF board's deliberations.


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10  DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
      A D D I T I O N A L  I N F O R M A T I O N  ( U N A U D I T E D )
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                            J U N E  3 0 ,  2 0 0 6

FORM N-Q:

The Trust files complete Portfolio of Investments for the Fund with the U.S. Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

PROXY VOTING:

Delphi Value Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information ("SAI"), and are also available (i) upon request, without charge, by calling 1-800-4KOBREN(800-456-2736);(ii)on Delphi Value Fund'swebsiteatwww.kobren.com;and (iii) on the SEC'swebsiteatwww.sec.gov.

Delphi Value Fund's Proxy Voting Record for the most recent twelve-month period ended June 30 is available i) upon request, without charge, by calling
1-800-4KOBREN (800-456-2736); (ii) on Delphi Value Fund's website at www.kobren.com; and (iii) on the SEC's website at www.sec.gov.

DISCLOSURE OF FUND EXPENSES:

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to


--------------------------------------------------------------------------------
                                DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT  11

--------------------------------------------------------------------------------
       A D D I T I O N A L  I N F O R M A T I O N  ( U N A U D I T E D )
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                            J U N E  3 0 ,  2 0 0 6

other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                               BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSE      EXPENSES PAID
                                VALUE 01/01/06     VALUE 06/30/06    RATIO(1)    DURING PERIOD(2)
                               -----------------   --------------    --------    ----------------
Actual Fund Return
  Retail Class                     $   1,000        $  1,066.40        1.55%          $  7.94
  Institutional Class                  1,000           1,067.60        1.26%             6.46

Hypothetical 5% Return
  Retail Class                     $   1,000        $  1,017.11        1.55%          $  7.75
  Institutional Class                  1,000           1,018.55        1.26%             6.31

(1)   Annualized, based on the Fund's most recent fiscal half-year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


--------------------------------------------------------------------------------
12  DELPHI VALUE FUND -- 2006 SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               KOBREN INSIGHT FUNDS
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date      August 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ ERIC M. KOBREN
                         -------------------------------------------------------
                           Eric M. Kobren, Chairman & President
                           (principal executive officer)

Date      August 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ERIC J. GODES
                         -------------------------------------------------------
                           Eric J. Godes, Chief Financial Officer, Vice
                           President, Treasurer & Secretary
                           (principal financial officer)

Date      August 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.